Schedule of stock options plan (Details)	12 Months Ended
	Dec. 31, 2021 shares yr R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Dec. 31, 2021
Total options granted	14,742,843
Number of options outstanding	7,432,661
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 12.90
Total shares granted	7,978,136
Total vested shares	1,546,250
Restricted Shares Plan One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Jun. 30, 2016
Total shares granted	4,007,081
Total vested shares
Average fair value at grant date | R$ / shares | R$ / shares	R$ 2.62
Restricted Shares Plan Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Aug. 08, 2017
Total shares granted	1,538,213
Total vested shares
Average fair value at grant date | R$ / shares | R$ / shares	R$ 8.44
Restricted Shares Plan Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	May 24, 2018
Total shares granted	773,463
Total vested shares
Average fair value at grant date | R$ / shares | R$ / shares	R$ 20.18
Restricted Shares Plan Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Jul. 30, 2020
Total shares granted	801,311
Total vested shares	746,694
Average fair value at grant date | R$ / shares | R$ / shares	R$ 20.57
Restricted Shares Plan Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Apr. 30, 2021
Total shares granted	858,068
Total vested shares	799,556
Average fair value at grant date | R$ / shares | R$ / shares	R$ 21.05
Exercise Prices R$ 12.81 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2012
Approval date	Oct. 19, 2012
Total options granted	778,912
Number of options outstanding	189,324
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 12.81
Fair value at grant date (in Reais) | R$ / shares	R$ 5.32	[1]
Estimate volatility of share price	52.25%
Expected dividend yield	2.26%
Risk-free return rate	9.00%
Average remaining maturity (in years) | yr | yr	0.7
Exercise Prices R$ 12.76 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2013
Approval date	May 13, 2013
Total options granted	802,296
Number of options outstanding	211,663
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 12.76
Fair value at grant date (in Reais) | R$ / shares	R$ 6.54	[2]
Estimate volatility of share price	46.91%
Expected dividend yield	2.00%
Risk-free return rate	7.50%
Average remaining maturity (in years) | yr | yr	1.2
Exercise Prices R$ 11.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2014
Approval date	Aug. 12, 2014
Total options granted	653,130
Number of options outstanding	197,661
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 11.31
Fair value at grant date (in Reais) | R$ / shares	R$ 7.98	[3]
Estimate volatility of share price	52.66%
Expected dividend yield	3.27%
Risk-free return rate	11.00%
Average remaining maturity (in years) | yr | yr	2.5
Exercise Prices R$ 9.35 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2015
Approval date	Aug. 11, 2015
Total options granted	1,930,844
Number of options outstanding	541,160
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 9.35
Fair value at grant date (in Reais) | R$ / shares	R$ 3.37	[4]
Estimate volatility of share price	55.57%
Expected dividend yield	5.06%
Risk-free return rate	13.35%
Average remaining maturity (in years) | yr | yr	3.5
Exercise Prices R$ 2.62 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2016
Approval date	Jun. 30, 2016
Total options granted	5,742,732
Number of options outstanding	2,626,473
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 2.62
Fair value at grant date (in Reais) | R$ / shares	R$ 1.24	[5]
Estimate volatility of share price	98.20%
Expected dividend yield	6.59%
Risk-free return rate	14.25%
Average remaining maturity (in years) | yr | yr	4.4
Exercise Prices R$ 8.44 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2017
Approval date	Aug. 08, 2017
Total options granted	947,767
Number of options outstanding	497,638
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 8.44
Fair value at grant date (in Reais) | R$ / shares	R$ 7.91	[6]
Estimate volatility of share price	80.62%
Expected dividend yield	1.17%
Risk-free return rate	11.25%
Average remaining maturity (in years) | yr | yr	5.5
Exercise Prices R$ 20.18 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2018
Approval date	May 24, 2018
Total options granted	718,764
Number of options outstanding	470,544
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 20.18
Fair value at grant date (in Reais) | R$ / shares	R$ 12.68	[7]
Estimate volatility of share price	55.58%
Expected dividend yield	0.60%
Risk-free return rate	6.50%
Average remaining maturity (in years) | yr | yr	6.3
Exercise Prices R$ 25.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2019
Approval date	Dec. 11, 2019
Total options granted	1,749,223
Number of options outstanding	1,470,356
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 25.40
Fair value at grant date (in Reais) | R$ / shares	R$ 12.10
Estimate volatility of share price	61.98%
Expected dividend yield	3.17%
Risk-free return rate	9.00%
Average remaining maturity (in years) | yr | yr	7.8
Ranges Of Exercise Prices For Outstanding Share Options Fourteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2020
Total options granted	760,986
Number of options outstanding	614,535
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 20.57
Fair value at grant date (in Reais) | R$ / shares	R$ 14.44	[8]
Estimate volatility of share price	71.37%
Expected dividend yield	0.92%
Risk-free return rate	6.24%
Average remaining maturity (in years) | yr | yr	8.6
Approval Date	Jul. 30, 2020
Ranges Of Exercise Prices For Outstanding Share Options Fiveteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Year	2021
Ranges Of Exercise Prices For Outstanding Share Options Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Jul. 28, 2021
Total options granted	658,189
Number of options outstanding	613,307
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 21.05
Fair value at grant date (in Reais) | R$ / shares	R$ 14.44	[8]
Estimate volatility of share price	74.34%
Expected dividend yield	0.00%
Risk-free return rate	8.85%
Average remaining maturity (in years) | yr | yr	9.6

[1]	The fair value is calculated by the average value from R$6.04, R$5.35 and R$4.56 for the respective vesting periods (2012, 2013 and 2014).
[2]	The fair value is calculated by the average value from R$7.34, R$6.58 and R$5.71 for the respective vesting periods (2013, 2014 and 2015).
[3]	The fair value is calculated by the average value from R$8.20, R$7.89 and R$7.85 for the respective vesting periods (2014, 2015 and 2016).
[4]	The fair value is calculated by the average value from R$3.61, R$3.30 and R$3.19 for the respective vesting periods (2015, 2016 and 2017).
[5]	In 2016, an additional grant of 900,000 shares referring to the 2016 plan was approved. The fair value was calculated by the average value from R$1.29, R$1.21 and R$1.22 for the respective vesting periods (2017, 2018 and 2019).
[6]	The fair value is calculated by the average value from R$8.12, R$7.88 and R$7.72 for the respective vesting periods (2017, 2018 and 2019).
[7]	The fair value is calculated by the average value from R$13.26, R$12.67 and R$12.11 for the respective vesting periods (2018, 2019 and 2020).
[8]	The fair value is calculated by the average value from R$15.39, R$14.89, R$14.31 and R$13.64 for the respective vesting periods (2020, 2021, 2022 and 2023)